United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): 	[   ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	April 18, 2011

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	75

Form 13F Information Table Value Total:	227641 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Comcast Corp PFD 7%            PFD              20030N408      205     8000 SH       Sole                     4000              4000
Genl Elec Capital Corp. PFD 6% PFD              369622451      209     8000 SH       Sole                     4000              4000
3M Company                     COM              88579y101     2073    22175 SH       Sole                     3575             18600
AT & T Corp.                   COM              00206R102      608    19856 SH       Sole                     1272             18584
Abbott Laboratories            COM              002824100     1020    20800 SH       Sole                                      20800
Anadarko Petroleum             COM              032511107     7105    86725 SH       Sole                    12400             74325
Analog Devices                 COM              032654105     4708   119550 SH       Sole                     4800            114750
Automatic Data Proc            COM              053015103      236     4600 SH       Sole                                       4600
AvalonBay Communities          COM              053484101      585     4869 SH       Sole                     1823              3046
Barrick Gold Corp              COM              067901108    10566   203539 SH       Sole                    21214            182325
Berkshire Hathaway CL B        COM              084670207     2238    26758 SH       Sole                     5350             21408
Best Buy Co. Inc.              COM              086516101     3207   111680 SH       Sole                    15900             95780
CVS/Caremark Corp.             COM              126650100     6896   200930 SH       Sole                    30300            170630
Caterpillar                    COM              149123101      312     2800 SH       Sole                                       2800
Chevron Corp.                  COM              166764100      754     7015 SH       Sole                                       7015
Cintas Corp                    COM              172908105      214     7075 SH       Sole                                       7075
Cisco Systems                  COM              17275R102     1332    77675 SH       Sole                     3800             73875
Coca-Cola Co.                  COM              191216100      213     3210 SH       Sole                                       3210
Colgate Palmolive              COM              194162103      753     9328 SH       Sole                     4303              5025
Conocophillips                 COM              20825C104     5451    68262 SH       Sole                    12800             55462
Corning                        COM              219350105     5638   273300 SH       Sole                    37250            236050
Costco Wholesale Corp.         COM              22160k105     1125    15342 SH       Sole                     4047             11295
Devon Energy                   COM              25179M103     9128    99462 SH       Sole                    11100             88362
Dow Chemical                   COM              260543103     3567    94500 SH       Sole                    14500             80000
DuPont                         COM              263534109     6218   113112 SH       Sole                    11100            102012
Duke Energy Corp.              COM              26441C105     3387   186632 SH       Sole                    13216            173416
EMC Corp.                      COM              268648102     2295    86390 SH       Sole                    21600             64790
EOG Resources, Inc.            COM              26875P101     1256    10600 SH       Sole                     3500              7100
EnCana                         COM              292505104     4328   125350 SH       Sole                    22700            102650
Exxon Mobil                    COM              30231G102     1187    14105 SH       Sole                     2580             11525
Fedex Corp.                    COM              31428X106      295     3150 SH       Sole                      500              2650
General Electric               COM              369604103     6218   310116 SH       Sole                    62442            247674
General Mills                  COM              370334104      593    16212 SH       Sole                     5012             11200
Glaxo Smithkline PLC-Spon ADR  COM              37733W105     4653   121150 SH       Sole                    15400            105750
Halliburton Co.                COM              406216101     1596    32025 SH       Sole                     1100             30925
Hewlett-Packard                COM              428236103     4735   115576 SH       Sole                    12500            103076
Home Depot Inc.                COM              437076102      511    13800 SH       Sole                     4950              8850
Honeywell Int'l                COM              438516106     6992   117093 SH       Sole                    20518             96575
Int'l Bus Machines             COM              459200101     1184     7260 SH       Sole                     1450              5810
Intel                          COM              458140100     3756   186141 SH       Sole                    38945            147196
International Paper            COM              460146103     2771    91800 SH       Sole                    16200             75600
JP Morgan Chase & Co.          COM              46625H100      360     7808 SH       Sole                     4458              3350
Johnson & Johnson              COM              478160104     6440   108698 SH       Sole                    20400             88298
Kimberly-Clark                 COM              494368103     4682    71738 SH       Sole                     5800             65938
Lilly, Eli                     COM              532457108     2564    72900 SH       Sole                    13600             59300
MDU Resources Group            COM              552690109     3419   148850 SH       Sole                     4600            144250
Marathon Oil Corp.             COM              565849106     8215   154100 SH       Sole                    21200            132900
Medco Health Solutions, Inc.   COM              58405U102      257     4576 SH       Sole                      964              3612
Medtronic Inc.                 COM              585055106      220     5600 SH       Sole                                       5600
Merck & Co.                    COM              58933Y105     4662   141235 SH       Sole                    22100            119135
Microsoft                      COM              594918104     4377   172383 SH       Sole                    31900            140483
National Fuel Gas              COM              636180101     1121    15150 SH       Sole                     5800              9350
Nestle S A ADR                 COM              641069406     4151    72212 SH       Sole                    18325             53887
Newmont Mining Corp.           COM              651639106     5590   102424 SH       Sole                    15100             87324
Novartis AG ADR                COM              66987V109     5467   100590 SH       Sole                    13900             86690
Paccar Inc.                    COM              693718108      603    11511 SH       Sole                     5400              6111
Paychex Inc                    COM              704326107     1248    39761 SH       Sole                     6037             33724
Pfizer Inc.                    COM              717081103     4811   236854 SH       Sole                    45800            191054
Philips Elec ADR               COM              500472303     5705   177324 SH       Sole                    23100            154224
Plum Creek Timber              COM              729251108      526    12050 SH       Sole                     2400              9650
Procter & Gamble               COM              742718109     6504   105579 SH       Sole                    15382             90197
QEP Resources                  COM              74733V100      803    19800 SH       Sole                     7000             12800
Questar Corp.                  COM              748356102      346    19800 SH       Sole                     7000             12800
Schlumberger, Ltd.             COM              806857108     6953    74553 SH       Sole                    12500             62053
Southern Co.                   COM              842587107     4236   111150 SH       Sole                     6250            104900
Stryker                        COM              863667101      608    10000 SH       Sole                     2600              7400
Sysco                          COM              871829107      234     8433 SH       Sole                                       8433
Unilever PLC ADR               COM              904767704     7048   230180 SH       Sole                    28100            202080
Union Pacific Corp.            COM              907818108      328     3332 SH       Sole                                       3332
United Technologies            COM              913017109     3416    40351 SH       Sole                     9800             30551
Walgreen Co.                   COM              931422109     4359   108600 SH       Sole                    21850             86750
Weyerhaeuser Co.               COM              962166104     6323   257050 SH       Sole                    38300            218750
Exxon Mobil                    COM              30231G102      294     3500 SH       Sole                                       3500
Int'l Bus Machines             COM              459200101     1026     6293 SH       Sole                     6293
LA Cent Oil & Gas Co.          COM              546234204      630      225 SH       Sole                      225